Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Attributable to Parent, Net of Tax [Roll Forward]
AOCI before Tax, beginning of period	$ 595	$ 440	$ 450
Cumulative tax impact, beginning of period	18	20	46
AOCI after tax, beginning of period	613	460	496
OCI before reclassifications	(390)	153	(211)
Amounts reclassified from AOCI	(8)	2	201
OCI for the year	(398)	155	(10)
Tax impact	21	(2)	(26)
OCI for the year, net of tax	(377)	153	(36)
AOCI before Tax, end of period	197	595	440
Cumulative tax impact, end of period	39	18	20
AOCI after tax, end of period	236	613	460
Gains (Losses) on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
AOCI before Tax, beginning of period	56	23	(48)
Cumulative tax impact, beginning of period	(8)	(3)	6
AOCI after tax, beginning of period	48	20	(42)
OCI before reclassifications	(139)	38	(126)
Amounts reclassified from AOCI	(16)	(5)	197
OCI for the year	(155)	33	71
Tax impact	22	(5)	(9)
OCI for the year, net of tax	(133)	28	62
AOCI before Tax, end of period	(99)	56	23
Cumulative tax impact, end of period	14	(8)	(3)
AOCI after tax, end of period	(85)	48	20
Gains (Losses) on Available- For-Sale Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
AOCI before Tax, beginning of period	(10)	(16)	0
Cumulative tax impact, beginning of period	1	2	0
AOCI after tax, beginning of period	(9)	(14)	0
OCI before reclassifications	1	6	(16)
Amounts reclassified from AOCI	0	0	0
OCI for the year	1	6	(16)
Tax impact	0	(1)	2
OCI for the year, net of tax	1	5	(14)
AOCI before Tax, end of period	(9)	(10)	(16)
Cumulative tax impact, end of period	1	1	2
AOCI after tax, end of period	(8)	(9)	(14)
Defined Benefit Pension Plan Items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
AOCI before Tax, beginning of period	(95)	(78)	(162)
Cumulative tax impact, beginning of period	25	21	40
AOCI after tax, beginning of period	(70)	(57)	(122)
OCI before reclassifications	(14)	(24)	80
Amounts reclassified from AOCI	8	7	4
OCI for the year	(6)	(17)	84
Tax impact	(1)	4	(19)
OCI for the year, net of tax	(7)	(13)	65
AOCI before Tax, end of period	(101)	(95)	(78)
Cumulative tax impact, end of period	24	25	21
AOCI after tax, end of period	(77)	(70)	(57)
Foreign Currency Translation Adjustments (“CTA”)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
AOCI before Tax, beginning of period	644	511	660
Cumulative tax impact, beginning of period	0	0	0
AOCI after tax, beginning of period	644	511	660
OCI before reclassifications	(238)	133	(149)
Amounts reclassified from AOCI	0	0	0
OCI for the year	(238)	133	(149)
Tax impact	0	0	0
OCI for the year, net of tax	(238)	133	(149)
AOCI before Tax, end of period	406	644	511
Cumulative tax impact, end of period	0	0	0
AOCI after tax, end of period	$ 406	$ 644	$ 511